Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Non-current asset
Investment in subsidiaries			$ 587,833
TOTAL ASSETS			587,833
Non-current liability:
Investment in subsidiaries		4,578,797
TOTAL LIABILITIES		4,578,797
Shareholders’ (deficit)/equity:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 ordinary shares authorized, 57,080,546 and 50,000,000 ordinary shares issued and outstanding as of June 30, 2024 and 2023, respectively) *	[1]	5,708	50,000
Additional paid-in capital			4,199,352
Accumulated deficit		(4,898,117)	(3,979,667)
Accumulated other comprehensive income		313,612	318,148
Total shareholders’ (deficit)/equity		$ (4,578,797)	$ 587,833

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.